OTHER NONCURRENT LIABILITIES	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
OTHER NONCURRENT LIABILITIES

NOTE 3 – OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are comprised of tax refinancing programs at our operating subsidiaries located in Brazil and provision for contingencies. The balance of these non-current liabilities as of June 30, 2026, and December 31, 2025, amounted to $24,729 and $27,242, respectively.